RiverPark Large Growth Fund June 30, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.8%**
Communication Services – 13.2%
Activision Blizzard	12,064	$569
Alphabet, Cl A *	1,069	1,158
Alphabet, Cl C *	1,072	1,159
Facebook, Cl A *	9,899	1,910
Twitter *	31,549	1,101
Walt Disney	8,836	1,234
		7,131
Consumer Discretionary – 16.9%
adidas ADR	6,262	966
Amazon.com *	1,486	2,814
Booking Holdings *	373	699
Dollar General	4,236	573
Dollarama ^	27,178	956
Five Below *	7,649	918
NIKE, Cl B	16,334	1,371
Ulta Beauty *	2,375	824
		9,121
Consumer Staples – 1.5%
Constellation Brands, Cl A	4,050	798

Energy – 2.7%
Cabot Oil & Gas, Cl A	25,532	586
EOG Resources	9,030	841
		1,427
Financials – 11.2%
American Express	7,853	970
Blackstone Group LP (a)	58,847	2,614
Charles Schwab	17,755	714
CME Group, Cl A	4,947	960
TD Ameritrade Holding	15,312	764
		6,022
Health Care – 12.8%
Align Technology *	2,815	771
Exact Sciences *	11,291	1,333
Illumina *	2,894	1,065
Intuitive Surgical *	1,482	777
IQVIA Holdings *	8,710	1,402
UnitedHealth Group	6,240	1,522
		6,870
Industrials – 4.6%
CoStar Group *	1,894	1,049
Northrop Grumman	4,404	1,423
		2,472
Information Technology – 31.7%
Adobe *	5,005	1,475
Apple	8,715	1,725
Autodesk *	7,940	1,293
InterXion Holding *	15,405	1,172
Mastercard, Cl A	5,660	1,497
Microsoft	19,946	2,672
Palo Alto Networks *	6,348	1,293
PayPal Holdings *	10,299	1,179
salesforce.com *	8,986	1,363
ServiceNow *	4,078	1,120
Teradata *	23,813	854
Visa, Cl A	8,224	1,428
		17,071
Real Estate – 4.2%
American Tower REIT, Cl A	4,427	905
Equinix REIT	2,738	1,381
		2,286
Total Common Stock
(Cost $36,017) (000)		53,198

Total Investments — 98.8%
(Cost $36,017) (000)		$53,198

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $53,871 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At June 30, 2019, these securities amounted to $2,614 (000) or 4.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark/Wedgewood Fund June 30, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.2%**
Communication Services – 16.4%
Alphabet, Cl A *	4,765	$5,160
Electronic Arts *	25,300	2,562
Facebook, Cl A *	45,877	8,854
		16,576
Consumer Discretionary – 25.5%
Booking Holdings *	3,131	5,870
Ross Stores	36,142	3,582
Starbucks	52,600	4,409
Tractor Supply	61,065	6,644
Ulta Beauty *	15,477	5,369
		25,874
Financials – 5.3%
Berkshire Hathaway, Cl B *	25,185	5,369

Health Care – 14.5%
Alcon *	44,400	2,755
Celgene *	39,218	3,625
Edwards Lifesciences *	45,246	8,359
		14,739
Industrials – 10.3%
CH Robinson Worldwide	57,799	4,875
Fastenal	169,772	5,533
		10,408
Information Technology – 25.2%
Apple	42,786	8,468
Motorola Solutions	19,520	3,254
PayPal Holdings *	46,971	5,376
Visa, Cl A	48,588	8,433
		25,531
Total Common Stock
(Cost $60,876) (000)		98,497

Total Investments — 97.2%
(Cost $60,876) (000)		$98,497

As of June 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $101,379 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Short Term High Yield Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 78.9%
Communication Services – 22.5%
CCO Holdings
5.250%, 03/15/21	$12,600	$12,663
GCI
6.750%, 06/01/21	46,518	46,576
Lee Enterprises
9.500%, 03/15/22 (a)	14,292	14,614
Level 3 Financing
6.125%, 01/15/21	24,598	24,782
Mediacom Broadband
5.500%, 04/15/21	5,611	5,604
Sirius XM Radio
6.000%, 07/15/24 (a)	48,217	49,736
TEGNA
5.125%, 10/15/19	6,515	6,531
Twitter
0.250%, 09/15/19	29,688	29,588
		190,094
Consumer Discretionary – 3.2%
Lennar
4.500%, 11/15/19	5,829	5,865
Michaels Stores
5.875%, 12/15/20 (a)	21,046	21,089
		26,954
Cosnsumer Staples – 1.0%
Spectrum Brands
6.625%, 11/15/22	8,197	8,414

Energy – 0.9%
Ship Finance International
5.750%, 10/15/21	7,850	7,961

Financials – 4.3%
Icahn Enterprises
6.000%, 08/01/20	36,478	36,551

Health Care – 14.6%
HCA
6.500%, 02/15/20	31,744	32,477
4.250%, 10/15/19	26,731	26,840
Sabra Health
5.500%, 02/01/21	42,683	43,270
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	20,491	20,434
		123,021
Industrials – 19.5%
American Airlines Group
5.500%, 10/01/19 (a)	15,855	16,006
Arconic
1.625%, 10/15/19	20,319	20,576
Briggs & Stratton
6.875%, 12/15/20	8,667	9,057
Clean Harbors
5.125%, 06/01/21	22,230	22,286
HC2 Holdings
11.500%, 12/01/21 (a)	3,316	2,935
Herc Rentals
7.750%, 06/01/24 (a)	9,693	10,268
7.500%, 06/01/22 (a)	2,309	2,398
Macquarie Infrastructure
2.875%, 07/15/19	23,221	23,230
Multi-Color
6.125%, 12/01/22 (a)	2,284	2,361
Nielsen Finance
4.500%, 10/01/20	28,136	28,273
TECK Resources
8.500%, 06/01/24 (a)	14,539	15,466
Virgin Australia Holdings
8.500%, 11/15/19 (a)	12,142	12,333
		165,189
Information Technology – 4.7%
Alliance Data Systems
5.875%, 11/01/21 (a)	10,947	11,276
CDK Global
3.800%, 10/15/19	2,924	2,931
Dell International
5.875%, 06/15/21 (a)	5,289	5,379
Electronics For Imaging
0.750%, 09/01/19	19,875	19,814
		39,400
Materials – 5.0%
International Wire Group
10.750%, 08/01/21 (a)	4,750	4,826
INVISTA Finance
4.250%, 10/15/19 (a)	17,006	17,188
Largo Resources
9.250%, 06/01/21 (a)	5,546	5,810
Norbord
5.375%, 12/01/20 (a)	750	783
Reynolds Group Issuer
5.750%, 10/15/20	13,328	13,378
		41,985
Real Estate – 1.0%
Outfront Media Capital
5.250%, 02/15/22	8,676	8,825

Telecommunication Services – 2.2%
CenturyLink
6.150%, 09/15/19	2,869	2,889
DISH DBS
7.875%, 09/01/19	10,383	10,448
Sinclair Television Group
5.375%, 04/01/21	5,346	5,363
		18,700
Total Corporate Obligations
(Cost $666,583) (000)		667,094

RiverPark Short Term High Yield Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Commercial Paper — 6.1% (b)
Boston Scientific
2.727%, 07/19/19	$7,324	$7,313
Du Pont
2.616%, 07/12/19	25,000	24,976
Marriot
2.568%, 07/31/19	18,922	18,878
Total Commercial Paper
(Cost $51,176) (000)		51,167

Common Stock — 1.5%
Energy – 0.2%
Sentinel Energy Services, Cl A *	136,246	1,383

Financials – 1.3%
Black Ridge Acquisition *	638,432	6,601
Capitol Investment IV, Cl A *	125,430	1,283
GigCapital *	221,945	2,286
Gordon Pointe Acquisition *	59,185	611
Opes Acquisition *	88,000	907
		11,688
Total Common Stock
(Cost $12,963) (000)		13,071

Bank Loan Obligations — 14.3%
Berry Plastics Corp.
4.162%, VAR LIBOR USD 1 Month+1.750%, 02/08/20	14,777	14,756
First Data Corporation
3.904%, VAR LIBOR USD 1 Month+2.000%, 07/08/22	13,103	13,086
Hexion
6.402%, 10/01/20	6,010	6,006
Internap
0.750%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	4,845	4,227
LSC Communications
6.580%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	11,790	11,525
Pacific Gas and Electric
4.690%, 12/31/20	3,750	3,760
0.000%, 12/31/20 (c)	1,250	1,253
Tribune Media Company
9.330%, 01/26/24	14,039	14,007
Weatherford
6.161%, 07/13/20	5,178	5,165
Windstream Holdings
10.520%, 03/08/21	22,105	22,105
Worldplay
3.882%, 01/16/23	2,536	2,531
3.882%, 01/16/23	2,558	2,554
Zayo Group
4.652%, 01/13/21	19,819	19,797

Total Bank Loan Obligations
(Cost $121,869) (000)		$120,772

Total Investments — 100.8%
(Cost $852,591) (000)		$852,104

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$667,094	$—	$667,094
Commercial Paper	—	51,167	—	51,167
Common Stock	13,071	—	—	13,071
Bank Loan Obligations	—	120,772	—	120,772
Total Investments in Securities	$13,071	$839,033	$—	$852,104

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $844,934 (000).
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c)	Unfunded bank loan. Interest rate not available.

Cl — Class

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Long/Short Opportunity Fund June 30, 2019 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.4%**
Communication Services – 12.3%
Alphabet, Cl A *	1,559	$1,688
Alphabet, Cl C *	1,564	1,691
Facebook, Cl A *	17,612	3,399
Twitter *	56,189	1,961
Walt Disney	15,074	2,105
		10,844
Consumer Discretionary – 17.2%
adidas ADR	10,895	1,680
Amazon.com *	2,268	4,295
Booking Holdings *	498	933
Dollar General	7,351	994
Dollarama	47,173	1,659
Five Below *	13,454	1,615
NIKE, Cl B	29,059	2,440
Ulta Beauty *	4,428	1,536
		15,152
Energy – 2.8%
Cabot Oil & Gas	44,597	1,024
EOG Resources	15,773	1,469
		2,493
Financials – 11.5%
American Express	10,758	1,328
Blackstone Group LP (a)	101,633	4,515
Charles Schwab	30,654	1,232
CME Group, Cl A	8,775	1,703
TD Ameritrade Holding	26,441	1,320
		10,098
Health Care – 12.2%
Align Technology *	3,894	1,066
Exact Sciences *	14,764	1,743
Illumina *	3,728	1,372
Intuitive Surgical *	2,406	1,262
IQVIA Holdings *	15,460	2,488
UnitedHealth Group	11,599	2,830
		10,761
Industrials – 4.5%
CoStar Group *	3,449	1,911
Northrop Grumman	6,337	2,047
		3,958
Information Technology – 33.5%
Adobe *	8,701	2,564
Apple	15,505	3,069
Autodesk *	14,125	2,301
InterXion Holding *	24,123	1,836
Mastercard, Cl A	9,992	2,643
Microsoft	32,907	4,408
Palo Alto Networks *	11,293	2,301
PayPal Holdings *	17,149	1,963
salesforce.com *	15,626	2,371
ServiceNow *	7,583	2,082
Teradata *	41,956	1,504
Visa, Cl A	14,320	2,485
		29,527
Real Estate – 4.4%
American Tower REIT, Cl A	7,498	1,533
Equinix REIT	4,683	2,361
		3,894
Total Common Stock
(Cost $63,734) (000)		86,727
Total Investments — 98.0%
(Cost $63,734) (000)		$86,727

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,727	$—	$—	$86,727
Total Investments in Securities	$86,727	$—	$—	$86,727

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps*	$—	$—	$—	$—
Appreciation	—	1,568	—	1,568
Depreciation	—	(1,970)	—	(1,970)
Total Other Financial Instruments	$—	$(402)	$—	$(402)

*	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund June 30, 2019 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2019 was as follows:

Equity Swap Agreements
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Centurylink	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(352)	(345)	$7
Cerner	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(521)	(668)	(147)
Church & Dwight	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/17/2020	(548)	(535)	13
Cimpress	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(642)	(704)	(62)
Clorox	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(630)	(614)	16
Coca Cola Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(408)	(444)	(36)
Colgate-Palmolive	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(522)	(546)	(24)
Core Laboratories	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(223)	(169)	54
Donaldson	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(687)	(691)	(4)
Edgewell Personal Care	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(478)	(306)	172
Etsy	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/28/2020	(472)	(451)	21
F5 Networks	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(421)	(391)	30
Fedex	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/2020	(1,022)	(978)	44
Gap	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(475)	(332)	143
General Mills	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(619)	(641)	(22)
Graco	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/13/2020	(628)	(626)	2
Grubhub	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/20/2020	(716)	(838)	(122)
Halliburton	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(554)	(454)	100
Harley-Davidson	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/07/2020	(696)	(631)	65
Helmerich & Payne	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(472)	(450)	22
Hershey	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(416)	(449)	(33)
Hewlett Packard Enterprise	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/2020	(726)	(700)	26
HP Inc.	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(710)	(764)	(54)
Idex Corporation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(666)	(746)	(80)
International Business Machines	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(962)	(976)	(14)
Interpublic Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(408)	(439)	(31)
Iron Mountain	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(649)	(573)	76
J2 Global	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(768)	(788)	(20)
JM Smucker	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(589)	(564)	25
Juniper Networks	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(688)	(693)	(5)
Kellogg	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(630)	(603)	27
Keurig Dr Pepper	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(686)	(693)	(7)
Kimberly-Clark	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(688)	(737)	(49)
Kimco Realty	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(499)	(498)	1
Kroger	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(220)	(194)	26
Leggett & Platt	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(645)	(625)	20
Lowes Companies	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(616)	(567)	49
Maxim Integrated Products	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(583)	(655)	(72)
Monolithic Power Systems	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(645)	(647)	(2)
National Oilwell	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(499)	(473)	26
Nordstrom	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(736)	(569)	167

RiverPark Long/Short Opportunity Fund June 30, 2019 (Unaudited)

Equity Swap Agreements
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Omnicom Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(358)	(402)	$(44)
Patterson-Uti Energy	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(236)	(194)	42
Pepsico	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(740)	(792)	(52)
Power Integrations	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(739)	(847)	(108)
Procter & Gamble Company	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(692)	(728)	(36)
Publicis Groupe	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/20/2020	(446)	(412)	34
Qualcomm	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/15/2020	(462)	(504)	(42)
Re/Max Holdings, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(429)	(342)	87
Regency Centers	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(585)	(578)	7
Semtech Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(632)	(596)	36
Siteone Landscape Supply	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(685)	(831)	(146)
Sl Green Realty Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(360)	(322)	38
Snap On	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(677)	(708)	(31)
Sprouts Farmers Market	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(590)	(517)	73
Tapestry Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(639)	(657)	(18)
Texas Instruments	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(667)	(722)	(55)
Toro	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(652)	(634)	18
Transocean	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(505)	(425)	80
Trimble Navigation	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(610)	(681)	(71)
Under Armour Inc, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(458)	(534)	(76)
United Parcel Service, Class B	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/2020	(712)	(724)	(12)
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(444)	(423)	21
Wal Mart Stores	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(882)	(985)	(103)
Watsco	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(557)	(618)	(61)
Wayfair Inc, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/29/2020	(467)	(472)	(5)
Williams-Sonoma	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(474)	(571)	(97)
Wingstop	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(414)	(485)	(71)
Zillow Group Inc, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/01/2020	(575)	(733)	(158)
							$(402)

Percentages are based on Net Assets of $88,125 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At June 30, 2019, these securities amounted to $4,515 (000) or 5.1% of Net Assets.
Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Strategic Income Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 46.3%
Communication Services – 5.2%
Comcast
3.300%, 10/01/20	$480	$487
2.759%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/21	240	241
2.649%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/20	480	481
Inmarsat Finance
6.500%, 10/01/24 (a)	2,749	2,883
Lee Enterprises
9.500%, 03/15/22 (a)	8,721	8,917
Salem Media Group
6.750%, 06/01/24 (a)	697	613
Sirius XM Radio
5.000%, 08/01/27 (a)	2,077	2,121
TEGNA
5.125%, 10/15/19	2,695	2,702
		18,445
Consumer Discretionary – 14.8%
Brunswick
4.625%, 05/15/21 (a)	8,725	8,741
CSC Holdings
5.375%, 07/15/23 (a)	2,840	2,925
Dollar Tree
3.288%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20	6,500	6,501
Ford Motor Credit
3.226%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20 (b)	4,828	4,816
Georg Jensen
6.000%, VAR EURIBOR 3 Month+6.000%, 05/15/23	500	564
Jacktel
10.000%, 12/04/23 (a)	1,700	1,530
Michaels Stores
5.875%, 12/15/20 (a)	8,297	8,314
Nexteer Automotive Group
5.875%, 11/15/21 (a)	2,405	2,448
Postmedia Network
8.250%, 07/15/21 (a)	760	584
Rivers Pittsburgh Borrower
6.125%, 08/15/21 (a)	3,092	3,146
SB Holdco
8.000%, VAR EURIBOR 3 Month+8.000%, 07/13/22	2,000	2,234
Silversea Cruise Finance
7.250%, 02/01/25 (a)	5,006	5,405
Tapestry
4.250%, 04/01/25 (b)	4,731	4,911
		52,119
Consumer Staples – 1.4%
Cott Holdings
5.500%, 04/01/25 (a)	3,440	3,517
Fresh Market
9.750%, 05/01/23 (a)	2,020	1,384
		4,901
Energy – 3.3%
CITGO Petroleum
6.250%, 08/15/22 (a)	5,376	5,396
Golar LNG Partners
6.923%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20	1,000	1,005
Sanjel Corporation
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	101	—
0.000%, 12/31/49 (a) (c) (d)	2,700	—
0.000%, 12/31/49 (a) (c) (d)	101	—
Ship Finance International
5.750%, 10/15/21	3,397	3,445
W&T Offshore
9.750%, 11/01/23 (a)	1,792	1,725
		11,571
Financials – 0.0%
Toll Road Investors Partnership II
1.292%, 02/15/45 (a) (d)	704	180

Health Care – 0.5%
Bayer US Finance II
2.979%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/21 (a)	255	253
Hadrian Merger Sub
8.500%, 05/01/26 (a)	1,452	1,376
		1,629
Industrials – 14.6%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	222	233
Borealis Finance
7.500%, 11/16/22 (a)	5,046	4,876
Chembulk Holding
8.000%, 02/02/23 (a)	2,000	1,945
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	344	356
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	24	24

RiverPark Strategic Income Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	$550	$584
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,600	1,624
FXI Holdings
7.875%, 11/01/24 (a)	5,485	5,129
HC2 Holdings
11.500%, 12/01/21 (a)	4,367	3,865
Icahn Enterprises
6.250%, 05/15/26 (a)	2,793	2,838
LSC Communications
8.750%, 10/15/23 (a)	2,941	2,809
MPC Container Ships Invest BV
7.093%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22	2,600	2,616
Mueller Industries
6.000%, 03/01/27	12,404	12,497
Stolt-Nielsen
6.375%, 09/21/22	5,700	5,682
Triumph Group
7.750%, 08/15/25	1,055	1,023
Welbilt
9.500%, 02/15/24	5,203	5,652
		51,753
Information Technology – 3.4%
CentralNic Group
7.000%, VAR EURIBOR 3 Month+7.000%, 07/03/23	1,487	1,691
DXC Technology
3.470%, VAR ICE LIBOR USD 3 Month+0.950%, 03/01/21	2,694	2,694
Trimble
4.750%, 12/01/24	4,099	4,312
4.150%, 06/15/23	3,070	3,180
		11,877
Materials – 2.5%
INVISTA Finance
4.250%, 10/15/19 (a)	7,078	7,154
NOVA Chemicals
5.250%, 06/01/27 (a)	1,582	1,689
		8,843
Real Estate – 0.5%
Five Point Operating
7.875%, 11/15/25 (a)	1,813	1,827

Utilities – 0.1%
Pacific Gas & Electric
2.950%, 03/01/26 (c)	414	390

Total Corporate Obligations
(Cost $167,198) (000)		163,535

Description	Face Amount (000)/Shares	Value (000)
Commercial Paper — 26.5%
Anheuser-Busch
2.556%, 07/10/19	$8,107	$8,100
Boston Scientific
2.711%, 08/19/19	6,480	6,456
Constellation Brands
2.706%, 07/03/19	8,334	8,331
DuPont
2.612%, 08/14/19	8,277	8,250
Keurig Dr Pepper
2.658%, 07/15/19	7,134	7,125
Leggett & Platt
2.555%, 07/22/19	9,250	9,234
LyondellBasell
2.506%, 08/07/19 (d)	10,873	10,841
Marriott International
2.586%, 07/23/19	9,250	9,234
Mondelez International
2.578%, 07/26/19	4,654	4,645
Royal Carribean Cruises
2.826%, 07/08/19	5,999	5,995
Sherwin Williams
2.716%, 07/01/19	6,982	6,981
2.686%, 07/29/19	8,247	8,230
Total Commercial Paper
(Cost $93,438) (000)		93,422

Common Stock — 2.6%
Appvion (e)	305,017	3,019
Consolidated-Tomoka Land	6,734	402
Forum Merger II, Cl A *	230,500	2,319
Landcadia Holdings II, Cl A *	53,500	522
Tuscan Holdings *	113,631	1,125
RA Parent (e)	56	1,862

Total Common Stock
(Cost $10,975) (000)		9,249

Bank Loan Obligations — 21.4%
Appvion
9.402%, VAR LIBOR USD 1 Month+6.000%, 06/12/26	$1,345	1,338
BI-LO
10.588%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	1,159	1,107
10.562%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	683	652
10.474%, VAR LIBOR USD 1 Month+8.000%, 05/15/24	1,114	1,064
Citgo Petroleum
9.500%, VAR LIBOR USD 1 Month+0.000%, 03/27/24	11	11

RiverPark Strategic Income Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Crestwood Holdings
12.000%, VAR LIBOR USD 1 Month+7.500%, 02/28/23	$6,613	$6,464
Dell International
4.080%, VAR LIBOR USD 1 Month+1.750%, 09/07/21	5,314	5,302
First Data Corporation
3.904%, VAR LIBOR USD 1 Month+2.000%, 07/08/22	5,240	5,234
General Nutrition Centers
11.240%, VAR LIBOR USD 1 Month+7.000%, 12/31/22	1,701	1,716
IEA Energy Services
7.790%, 09/25/24	6,636	6,122
Internap
7.500%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	5,422	4,731
Lee Enterprises
10.330%, 01/08/24	2,610	2,597
LSC Communications
6.580%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	1,603	1,566
McDermott International
0.500%, VAR LIBOR USD 1 Month+5.000%, 05/12/25	3,727	3,662
Monitronics International
10.772%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	1,423	1,350
Prince Minerals
0.500%, VAR LIBOR USD 1 Month+7.750%, 03/29/26	1,096	948
Production Resource Group
9.530%, VAR LIBOR USD 1 Month+7.000%, 08/21/24	2,550	2,499
Real Alloy Holding
12.330%, 12/31/49 (e) (f)	1,133	1,133
Town Sports International
7.833%, VAR LIBOR USD 1 Month+3.500%, 11/15/20	1,099	1,073
Trico Group
6.136%, VAR LIBOR USD 1 Month+7.000%, 02/02/24	4,475	4,296
Weatherford
6.161%, 07/13/20	2,174	2,168
Windstream Holdings
9.750%, 03/08/21 (f)	8,285	8,285
WindStream Services
10.500%, 03/29/21	6,584	6,763
Young Innovations
10.080%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	5,418	5,390
Total Bank Loan Obligations
(Cost $76,661) (000)		75,471

Description	Shares/Face Amount (000)	Value (000)
Trade Claims — 0.6%
Pacific Gas and Electric Company (e)	2,712,863	$2,306
Total Trade Claims
(Cost $2,306) (000)		2,306

Total Investments — 97.4%
(Cost $350,578) (000)		$343,983

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (5.1)%
Communication Services – (0.6)%
AT&T
4.250%, 03/01/27	$(2,000)	(2,146)

Consumer Discretionary – (0.4)%
Harley-Davidson
3.500%, 07/28/25	(1,000)	(1,008)
Weight Watchers International
8.625%, 12/01/25 (a)	(455)	(419)
		(1,427)
Consumer Staples – (1.2)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,208)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(1,948)
Reckitt Benckiser Treasury Services
3.000%, 06/26/27 (a)	(1,000)	(1,009)
		(4,165)
Financials – (1.1)%
General Electric Capital
6.750%, 03/15/32	(2,000)	(2,466)
SoftBank Group
4.750%, 09/19/24	(1,396)	(1,426)
		(3,892)
Health Care – (0.7)%
DaVita
5.125%, 07/15/24	(1,182)	(1,185)
McKesson
3.950%, 02/16/28	(660)	(685)
Quest Diagnostics
3.450%, 06/01/26	(660)	(677)
		(2,547)
Industrials – (0.6)%
Trinity Industries
4.550%, 10/01/24	(1,000)	(991)
WW Grainger
4.600%, 06/15/45	(1,000)	(1,115)
		(2,106)

RiverPark Strategic Income Fund June 30, 2019 (Unaudited)

Description		Value (000)
Information Technology – (0.3)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,056)

Materials – (0.2)%
BASF
0.875%, 11/15/27	(676)	(810)

Total Corporate Obligations
(Proceeds $17,694) (000)		(18,149)

Written Option* — 0.0%
Total Written Option (g)
(Proceeds $58) (000)		$(46)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $17,752) (000)		$(18,195)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019 was as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	07/03/19	CAD	763	USD	571	$(12)
Brown Brothers Harriman	07/03/19	EUR	2,482	USD	2,801	(22)
						$(34)

A list of the open option contracts held by the Fund at June 30, 2019 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Written Options — 0.0%
Call Options
iShares iBoxx $ High Yield Corporate ETF Bond*	(761)	$(6,607)	$87.00	09/23/19	$(46)
Total Written Options
(Proceeds $58)		$(6,607)			$(46)

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$163,535	$—	$163,535
Commercial Paper	—	93,422	—	93,422
Common Stock	4,368	—	4,881	9,249
Trade Claims	—	—	2,306	2,306
Bank Loan Obligations	—	74,338	1,133	75,471
Total Investments in Securities	$4,368	$331,295	$8,320	$343,983

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(18,149)	$—	$(18,149)
Total Securities Sold Short, Not Yet Purchased	$—	$(18,149)	$—	$(18,149)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Depreciation	$(34)	$—	$—	$(34)
Written Option	(46)	—	—	(46)
Total Other Financial Instruments	$(80)	$—	$—	$(80)

**	Forward contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Bank Loan Obligations	TradeClaims	Total
Beginning balance as of October 1, 2018	$4,477	$1,246	$—	$5,723
Change in unrealized appreciation/ (depreciation)	(976)	—	—	(976)
Purchases	1,380	—	2,306	3,686
Sales	—	(113)	—	(113)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Ending balance as of June 30, 2019	$4,881	$1,133	$2,306	$8,320
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(976)	$—	$—	$(976)

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities assets and liabilities.

RiverPark Strategic Income Fund June 30, 2019 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock	$3,019	Multiples and Comparables Methods	4.6x $38mm in EBITDA (total enterprise value) less net debt of $86.9mm on 9mm shares outstanding	4.6x-10.7x multiple of EBITDA $38.0mm-$45.3mm in EBITDA; $86.9mm-$105.9mm of net debt
Common Stock	1,862	Multiples and Comparables Method	4.8x $57.5mm in EBITDA (total enterprise value) less net debt of $119.1mm plus $10mm on cash from working capital on 5mm shares outstanding	4.8x-5.4x multiple of EBITDA; $55mm – $60mm in projected EBITDA for 2019
Trade Claims	2,306	Discounted Cash Flow	Company's unsecured and more liquid bonds maturing in 2022 or earlier are quoted between 95 and 99 market capitalization of equity was nearly $12bn	-
Bank Loan Obligations	1,133	Multiples Method	Low level of leverage and coupon of Libor+ 10% (totaling approximately 12.3% as of 6/30/19); loan callable at 100.00 with a minimum of 10 days' notice	1.9x-2.1x net leverage; $55mm-$60mm in projected EBITDA for 2019

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $353,044 (000).
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	All or a portion of this security has been committed as collateral for open short positions. The aggregate market value of the collateral at June 30, 2019 was $4,816 (000).
(c)	Security in default on interest payments.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Refer to table below for details on Options Contract.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700

RiverPark Floating Rate CMBS Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 102.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
5.221%, VAR ICE LIBOR USD 1 Month+2.827%, 09/15/34	$17,000	$17,085
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
4.831%, VAR ICE LIBOR USD 1 Month+2.437%, 03/15/37	3,000	3,009
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
4.508%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31	4,951	4,960
BF Mortgage Trust, Ser 2018-NYT, Cl E
4.894%, VAR ICE LIBOR USD 1 Month+2.500%, 11/15/35	12,000	12,105
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl F
4.865%, VAR ICE LIBOR USD 1 Month+2.471%, 03/15/37	12,000	12,037
BX Commercial Mortgage Trust, Ser 2018-MCSF, Cl E
4.543%, VAR ICE LIBOR USD 1 Month+2.149%, 04/15/35	8,000	8,025
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
4.444%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	12,994	13,043
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
5.644%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37	12,000	12,119
CG Commercial Mortgage Trust, Ser 2019-SST2, Cl F
4.894%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	2,750	2,757
CHT Mortgage Trust, Ser 2017-CSMO, Cl D
4.644%, VAR ICE LIBOR USD 1 Month+2.250%, 11/15/36	2,700	2,708
Commercial Pass Thru Mortgage Trust, Ser 2018-HCLV, Cl E
4.894%, VAR ICE LIBOR USD 1 Month+2.500%, 09/15/33	5,000	5,000
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
5.044%, VAR LIBOR USD 1 Month+2.650%, 05/15/36	5,000	5,019
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl E
4.544%, VAR LIBOR USD 1 Month+2.150%, 05/15/36	10,000	10,034
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl E
4.944%, VAR ICE LIBOR USD 1 Month+2.550%, 11/15/32	9,000	9,017
GS Mortgage Securities Trust, Ser 2018-HULA, Cl E
4.494%, VAR ICE LIBOR USD 1 Month+2.100%, 07/15/25	2,980	3,000
GS Mortgage Securities Trust, Ser 2019-SOHO, Cl E
4.325%, VAR LIBOR USD 1 Month+1.875%, 06/15/36	10,000	9,978
GS Mortgage Securities Trust, Ser 2018-HULA, Cl D
4.194%, VAR ICE LIBOR USD 1 Month+1.800%, 07/15/25	5,961	5,992
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
4.744%, VAR LIBOR USD 1 Month+2.160%, 05/15/38	6,000	5,970
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
5.404%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/35	7,000	7,057
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl E
5.394%, VAR ICE LIBOR USD 1 Month+3.000%, 06/15/35	3,926	3,958
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl E
4.804%, VAR ICE LIBOR USD 1 Month+2.410%, 06/15/35	2,000	2,015
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl E
4.540%, VAR LIBOR USD 1 Month+2.160%, 07/15/36	5,700	5,700
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl D
4.494%, VAR ICE LIBOR USD 1 Month+2.100%, 06/15/32	2,454	2,471
Monarch Beach Resort Trust, Ser 2018-MBR, Cl E
4.394%, VAR ICE LIBOR USD 1 Month+2.000%, 07/15/35	7,014	7,036
Motel 6 Trust, Ser 2017-MTL6, Cl D
4.544%, VAR ICE LIBOR USD 1 Month+2.150%, 08/15/34	8,830	8,869
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl E
4.444%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/33	4,000	4,004

RiverPark Floating Rate CMBS Fund June 30, 2019 (Unaudited)

Description	Face Amount (000)	Value (000)
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl E
4.348%, VAR ICE LIBOR USD 1 Month+1.954%, 07/15/33	$1,780	$1,787
Stonemont Portfolio Trust, Ser 2017-MONT, Cl E
5.133%, VAR ICE LIBOR USD 1 Month+2.750%, 08/20/30	1,940	1,942
Stonemont Portfolio Trust, Ser 2017-MONT, Cl C
3.633%, VAR ICE LIBOR USD 1 Month+1.250%, 08/20/30	3,879	3,880
Total Commercial Mortgage-Backed Securities
(Cost $190,462) (000)		190,577

Total Investments — 102.3%
(Cost $190,462) (000)		$190,577

As of June 30, 2019, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $186,215 (000).

(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1700